Interim Report 2026 and statutory accounts	6 Months Ended
Jun. 30, 2026
Interim Financial Reporting [Abstract]
Interim Report 2026 and statutory accounts	17Interim Report 2026 and statutory accounts
The information in this Interim Report 2026 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the
Companies Act 2006. This report was approved by the Board of Directors on 30 July 2026.
The statutory accounts of HSBC Holdings plc for the year ended 31 December 2025 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006.